Leases - Schedule of Operating Lease Related Assets and Liabilities (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	¥ 3,976,798	¥ 3,313,215		$ 555,140
Operating lease liabilities, current	2,078,397	2,425,135		290,133
Operating lease liabilities, noncurrent	1,934,528	1,044,068		$ 270,050
Total operating lease liabilities	4,012,925	3,469,203
Operating cash flows used in operating leases	¥ 2,175,762	¥ 1,999,242	¥ 2,144,171
Weighted average remaining lease term (years)	1 year 11 months 26 days	1 year 8 months 1 day	2 years 3 months	1 year 11 months 26 days
Weighted average discount rate	3.86%	4.55%	4.75%	3.86%